Total
Johnson Municipal Income Fund
The Johnson Municipal Income Fund
INVESTMENT OBJECTIVE
A high level of federally tax-free income over the long term consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Johnson Municipal Income Fund Johnson Municipal Income Fund USD ($)
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses(expenses that you pay each year as apercentage of the value of yourinvestment)
Annual Fund Operating Expenses	Johnson Municipal Income Fund Johnson Municipal Income Fund
Management Fees	0.65%
Other Expenses	none
Total Annual Fund Operating Expenses	0.65%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Johnson Municipal Income Fund | Johnson Municipal Income Fund | USD ($)	67	211	368	822

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any amount for borrowing, in investment grade municipal securities, the income from which is exempt from regular federal income tax. The Adviser primarily invests in Ohio municipal securities that provide income that is exempt from both Ohio and regular federal income tax. The Fund may concentrate its investments in a particular segment of the bond market.
The Fund does not limit itself to securities of a particular maturity range, however, a majority of its assets will typically be invested in intermediate to long-term maturities (3 years or longer).

PRINCIPAL RISKS OF INVESTING IN THE FUND
AVERAGE ANNUAL TOTAL RETURNS
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Average Total Returns for the Municipal Income Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 4.07% in the fourth quarter of 2022, and the lowest return was -6.06% in the first quarter of 2022.
For the Periods ended December 31, 2022
Average Annual Returns - Johnson Municipal Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Johnson Municipal Income Fund	Return Before Taxes	(8.10%)	0.65%	1.26%
After Taxes on Distributions | Johnson Municipal Income Fund	Return After Taxes on Distributions	(8.10%)	0.63%	1.24%
After Taxes on Distributions and Sale of Fund Shares | Johnson Municipal Income Fund	Return After Taxes on Distributions and Sale of Fund Shares	(3.94%)	0.96%	1.43%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	(8.53%)	1.25%	2.13%

The Bloomberg Barclays Municipal Bond Index is the benchmark.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.